Average Annual Total Returns - First Trust Enhanced Short Maturity ETF	First Trust Enhanced Short Maturity ETF 1 Year	First Trust Enhanced Short Maturity ETF 5 Years	First Trust Enhanced Short Maturity ETF Since Inception	First Trust Enhanced Short Maturity ETF Inception Date	First Trust Enhanced Short Maturity ETF After tax on distributions 1 Year	First Trust Enhanced Short Maturity ETF After tax on distributions 5 Years	First Trust Enhanced Short Maturity ETF After tax on distributions Since Inception	First Trust Enhanced Short Maturity ETF After tax on distributions and sale of fund shares 1 Year	First Trust Enhanced Short Maturity ETF After tax on distributions and sale of fund shares 5 Years	First Trust Enhanced Short Maturity ETF After tax on distributions and sale of fund shares Since Inception	ICE BofA 0-1 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofA 0-1 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE BofA 0-1 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	1.14%	1.69%	1.39%	Aug. 05, 2014	0.65%	1.01%	0.81%	0.67%	1.00%	0.81%	1.12%	1.41%	1.12%